UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners
Opportunity Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2006

Date of reporting period:	8/31/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Jennison Select Growth Fund

Formerly known as Strategic Partners Focused Growth Fund

AUGUST 31, 2005	SEMIANNUAL REPORT

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

October 14, 2005

Dear Shareholder:

We hope you find the semiannual report for the Jennison Select Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Select Growth Fund

Jennison Select Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Select Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	7.73%	17.99%	–38.28%	–33.10%
Class B	7.17	16.91	–40.57	–35.70
Class C	7.17	16.91	–40.57	–35.70
Class Z	7.79	18.32	–37.51	–32.20
Russell 1000 Growth Index[3]	4.15	12.14	–42.65	–35.52
S&P 500 Index[4]	2.33	12.55	–12.82	–6.61
Lipper Large-Cap Growth Funds Avg.[5]	4.54	13.74	–37.03	–29.30

Average Annual Total Returns[1] as of 9/30/05
		One Year	Five Years	Since Inception[2]
Class A		10.06%	–7.53%	–7.81%
Class B		10.61	–7.36	–7.70
Class C		14.61	–7.17	–7.53
Class Z		16.81	–6.26	–6.60
Russell 1000 Growth Index[3]		11.60	–8.64	–7.82
S&P 500 Index[4]		12.25	–1.49	–1.12
Lipper Large-Cap Growth Funds Avg.[5]		12.55	–7.83	–6.42

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/2/00.

3The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

5The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/05
Google, Inc. (Class A Shares), Internet Software & Services	4.3%
Procter & Gamble Co., Household Products	4.2
UnitedHealth Group, Inc., Health Care Providers & Services	4.1
Genentech, Inc., Biotechnology	4.1
General Electric Co., Industrial Conglomerates	3.7

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/05
Software	13.2%
Biotechnology	9.2
Semiconductors & Semiconductor Equipment	7.8
Internet Software & Services	7.6
Pharmaceuticals	6.2

Industry weightings are subject to change.

Jennison Select Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2005, at the beginning of the period, and held through the six-month period ended August 31, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Select Growth Fund		Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,077.28	1.82%	$9.53
	Hypothetical	$1,000.00	$1,016.03	1.82%	$9.25

Class B	Actual	$1,000.00	$1,071.68	2.57%	$13.42
	Hypothetical	$1,000.00	$1,012.25	2.57%	$13.03

Class C	Actual	$1,000.00	$1,071.68	2.57%	$13.42
	Hypothetical	$1,000.00	$1,012.25	2.57%	$13.03

Class Z	Actual	$1,000.00	$1,077.88	1.57%	$8.22
	Hypothetical	$1,000.00	$1,017.29	1.57%	$7.98

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2006 (to reflect the six-month period).

Jennison Select Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.8%
COMMON STOCKS

Beverages 2.5%
39,400	PepsiCo, Inc.	$2,161,090

Biotechnology 9.2%
37,600	Amgen, Inc.(a)	3,004,240
36,900	Genentech, Inc.(a)	3,466,386
31,600	Gilead Sciences, Inc.(a)	1,358,800

		7,829,426

Capital Markets 6.0%
11,600	Goldman Sachs Group, Inc.	1,289,688
30,400	Merrill Lynch & Co., Inc.	1,737,664
153,100	Schwab, Charles, Corp.	2,071,443

		5,098,795

Communications Equipment 2.3%
50,300	QUALCOMM, Inc.	1,997,413

Computer & Peripherals 4.0%
45,200	Apple Computer, Inc.(a)	2,121,236
36,400	Dell, Inc.(a)	1,295,840

		3,417,076

Consumer Finance 3.5%
54,100	American Express Co.	2,988,484

Electronic Equipment & Instruments 1.0%
31,600	Cogent, Inc.(a)	849,408

Energy Equipment & Services 2.1%
21,100	Schlumberger Ltd.	1,819,453

Food & Staples Retailing 2.9%
19,500	Whole Foods Market, Inc.	2,520,570

Health Care Equipment & Supplies 2.5%
46,500	St. Jude Medical, Inc.(a)	2,134,350

Health Care Providers & Services 6.0%
35,800	Caremark Rx, Inc.(a)	1,672,934
67,900	UnitedHealth Group, Inc.	3,496,850

		5,169,784

See Notes to Financial Statements.

Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Hotels, Restaurants & Leisure 1.6%
28,000	Starbucks Corp.(a)	$1,373,120

Household Products 4.2%
64,200	Procter & Gamble Co.	3,561,816

Industrial Conglomerates 3.7%
94,300	General Electric Co.	3,169,423

Internet & Catalog Retail 3.1%
64,900	eBay, Inc.(a)	2,627,801

Internet Software & Services 7.6%
12,900	Google, Inc. (Class A shares)(a)	3,689,400
84,000	Yahoo!, Inc.(a)	2,800,560

		6,489,960

Multiline Retail 5.1%
31,400	Federated Department Stores, Inc.	2,165,972
40,700	Target Corp.	2,187,625

		4,353,597

Personal Products 1.6%
33,700	Estee Lauder Companies, Inc. (Class A Shares)	1,361,143

Pharmaceuticals 6.2%
35,100	Pfizer, Inc.	893,997
43,100	Roche Holding Ltd. Spons. (ADR) (Switzerland)	2,965,918
33,400	Sanofi-Aventis (ADR) (France)	1,428,184

		5,288,099

Semiconductors & Semiconductor Equipment 7.8%
52,600	Intel Corp.	1,352,872
51,800	Marvell Technology Group Ltd.(a)	2,444,442
86,600	Texas Instruments, Inc.	2,830,088

		6,627,402

Software 13.2%
64,100	Adobe Systems, Inc.	1,733,264
46,700	Business Objects SA-SP (ADR) (France)(a)	1,556,978
39,600	Electronic Arts, Inc.(a)	2,268,288
80,600	Microsoft Corp.	2,208,440
39,300	NAVTEQ Corp.(a)	1,829,022
40,500	SAP AG (ADR) (Germany)	1,728,135

		11,324,127

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Specialty Retail 2.3%
57,100	Chico’s FAS, Inc.(a)	$1,981,941

Textiles, Apparel, & Luxury Goods 2.4%
61,400	Coach, Inc.(a)	2,037,866

	Total Investments 100.8% (cost $70,422,443)	86,182,144
	Liabilities in excess of other assets (0.8%)	(686,459)

	Net Assets 100.0%	$85,495,685

The Following abbreviations are used in portfolio descriptions:

ADR—American Depository Receipt.

(a)	Non-income producing security.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2005 were as follows:

Software	13.2%
Biotechnology	9.2
Semiconductors & Semiconductor Equipment	7.8
Internet Software & Services	7.6
Pharmaceuticals	6.2
Health Care Providers & Services	6.0
Capital Markets	6.0
Multiline Retail	5.1
Household Products	4.2
Computers & Peripherals	4.0
Industrial Conglomerates	3.7
Consumer Finance	3.5
Internet & Catalog Retail	3.1
Food & Staples Retailing	2.9
Beverages	2.5
Health Care Equipment & Supplies	2.5
Textiles, Apparel & Luxury Goods	2.4
Communications Equipment	2.3
Specialty Retail	2.3
Energy Equipment & Services	2.1
Hotels, Restaurants & Leisure	1.6
Personal Products	1.6
Electronic Equipment & Instruments	1.0

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

Jennison Select Growth Fund	9

Statement of Assets and Liabilities

as of August 31, 2005 (Unaudited)

Assets
Investments, at value (cost $70,422,443)	$86,182,144
Cash	35,065
Receivable for investments sold	134,721
Dividends receivable	36,098
Foreign tax reclaim receivable	8,307
Receivable for Fund shares sold	3,013
Other assets	2,326

Total assets	86,401,674

Liabilities
Payable for Fund shares reacquired	454,452
Accrued expenses and other liabilities	176,560
Payable for investments purchased	80,927
Management fee payable	66,732
Distribution fee payable	64,603
Transfer agent fee payable	55,883
Deferred trustees fees	6,832

Total liabilities	905,989

Net Assets	$85,495,685

Net assets were comprised of:
Shares of beneficial interest, at par	$13,200
Paid in capital, in excess of par	246,655,203

246,668,403
Accumulated net investment loss	(800,983)
Accumulated net realized loss on investments	(176,131,804)
Net unrealized appreciation on investments	15,760,069

Net assets, August 31, 2005	$85,495,685

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($11,471,775 ÷ 1,714,423 shares of beneficial interest issued and outstanding)	$6.69
Maximum sales charge (5.50% of offering price)	0.39

Maximum offering price to public	$7.08

Class B:
Net asset value, offering price and redemption price per share ($46,129,979 ÷ 7,169,519 shares of beneficial interest issued and outstanding)	$6.43

Class C:
Net asset value, offering price and redemption price per share ($25,433,592 ÷ 3,953,022 shares of beneficial interest issued and outstanding)	$6.43

Class Z:
Net asset value, offering price and redemption price per share ($2,460,339 ÷ 362,802 shares of beneficial interest issued and outstanding)	$6.78

See Notes to Financial Statements.

Jennison Select Growth Fund	11

Statement of Operations

Six Month Ended August 31, 2005 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $9,937)	$272,477
Interest	13,689

Total income	286,166

Expenses
Management fee	397,565
Distribution fee—Class A	14,556
Distribution fee—Class B	237,791
Distribution fee—Class C	132,414
Transfer agent’s fees and expenses (including affiliated expense of $124,341)	162,000
Custodian’s fees and expenses	48,000
Reports to shareholders	32,000
Registration fees	24,000
Legal fees and expenses	11,000
Audit fee	9,000
Trustees’ fees	5,000
Miscellaneous expenses	6,852

Total expenses	1,080,178

Net investment Loss	(794,012)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	4,214,112
Net change in unrealized appreciation on investments	2,670,490

Net gain on investments	6,884,602

Net Increase In Net Assets Resulting From Operations	$6,090,590

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(794,012)	$(1,502,147)
Net realized gain on investments	4,214,112	6,026,331
Net change in unrealized appreciation (depreciation) on investments	2,670,490	(1,778,746)

Net increase in net assets resulting from operations	6,090,590	2,745,438

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	994,916	2,510,697
Cost of shares reacquired	(14,674,062)	(32,434,755)

Net decrease in net assets resulting from Fund share transactions	(13,679,146)	(29,924,058)

Total decrease	(7,588,556)	(27,178,620)

Net Assets
Beginning of period	93,084,241	120,262,861

End of period	$85,495,685	$93,084,241

See Notes to Financial Statements.

Jennison Select Growth Fund	13

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Jennison Select Growth Fund (formerly known as Strategic Partners Focused Growth Fund) (the “Fund”), Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Dryden Strategic Value Fund (formerly known as Strategic Partners Focused Value Fund). These financial statements relate to Jennison Select Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity related securities in approximately 40 equity-related securities that are selected by the Fund’s investment subadviser, as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the

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factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days, are valued at current market quotations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net

Jennison Select Growth Fund	15

Notes to Financial Statements

Cont’d

investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that the subadviser furnishes investment advisory services in connection with the management of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”). PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Board of Trustees recently approved a reallocation of the Fund’s assets. Effective March 23, 2005, Jennison Associates LLC is the subadviser with respect to all assets of the Fund.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and ..85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2005.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net asset of the Class A shares.

PIMS has advised the Fund that it has received approximately $7,900 in front-end sales charges resulting from sales of Class A shares, during the six month ended August 31, 2005. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $62,100 and $1,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2005.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .075 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Jennison Select Growth Fund	17

Notes to Financial Statements

Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six month ended August 31, 2005, the Fund incurred approximately $41,000 in total networking fees. These amounts are included in transfer agent’s expenses in the Statement of Operations.

For the six months ended August 31, 2005, Prudential Equity Group LLC, an indirect, wholly-owned subsidiary of Prudential, earned $1,260 in brokerage commissions from portfolio transactions executed on behalf on the Fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2005, aggregated $107,199,963 and $120,785,857 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$70,836,393	$15,837,496	$(491,745)	$15,345,751

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at February 28, 2005 of approximately $180,119,000, of which $22,176,000 expires in 2009, $87,881,000 expires in 2010, $54,267,000 expires in 2011 and $15,795,000 expires in 2012. Approximately $4,178,000 of the Fund’s capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended February 28, 2005. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares of 1% will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2005, Prudential owns 2,500 shares of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Month Ended August 31, 2005:
Shares sold	50,810	$321,252
Shares reacquired	(294,349)	(1,856,609)

Net decrease in shares outstanding before conversion	(243,539)	(1,535,357)
Shares issued upon conversion from class B	763	4,675

Net decrease in shares outstanding	(242,776)	$(1,530,682)

Year ended February 28, 2005:
Shares sold	90,945	$540,881
Shares reacquired	(763,912)	(4,568,892)

Net decrease in shares outstanding before conversion	(672,967)	(4,028,011)
Shares issued upon conversion from class B	3,334	20,507

Net decrease in shares outstanding	(669,633)	$(4,007,504)

Jennison Select Growth Fund	19

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six Month Ended August 31, 2005:
Shares sold	72,154	$433,269
Shares reacquired	(1,213,761)	(7,415,382)

Net decrease in shares outstanding before conversion	(1,141,607)	(6,982,113)
Shares issued upon conversion into class A	(791)	(4,675)

Net decrease in shares outstanding	(1,142,398)	$(6,986,788)

Year ended February 28, 2005:
Shares sold	168,368	$978,389
Shares reacquired	(2,577,576)	(14,974,355)

Net decrease in shares outstanding before conversion	(2,409,208)	(13,995,966)
Shares issued upon conversion into class A	(3,442)	(20,507)

Net decrease in shares outstanding	(2,412,650)	$(14,016,473)

Class C
Six Month Ended August 31, 2005:
Shares sold	34,831	$212,306
Shares reacquired	(752,650)	(4,593,459)

Net decrease in shares outstanding	(717,819)	$(4,381,153)

Year ended February 28, 2005:
Shares sold	103,292	$606,427
Shares reacquired	(1,901,953)	(11,083,944)

Net decrease in shares outstanding	(1,798,661)	$(10,477,517)

Class Z
Six Month Ended August 31, 2005:
Shares sold	4,488	$28,089
Shares reacquired	(126,757)	(808,612)

Net decrease in shares outstanding	(122,269)	$(780,523)

Year ended February 28, 2005:
Shares sold	63,129	$385,000
Shares reacquired	(301,129)	(1,807,564)

Net decrease in shares outstanding	(238,000)	$(1,422,564)

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Financial Highlights

AUGUST 31, 2005	SEMIANNUAL REPORT

Jennison Select Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.21

Income (loss) from investment operations
Net investment loss	(0.04	)(f)
Net realized and unrealized gain (loss) on investment transactions	0.52

Total from investment operations	0.48

Net asset value, end of period	$6.69

Total Return(b):	7.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,472
Average net assets (000)	$11,550
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)
Net investment loss	(1.18	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover	123	%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class A
Year Ended				June 2, 2000(a) Through February 28, 2001
February 28, 2005	February 29, 2004	February 28, 2003	February 28, 2002

$5.99	$4.41	$5.95	$7.30	$10.00

(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
0.28	1.64	(1.48)	(1.29)	(2.64)

0.22	1.58	(1.54)	(1.35)	(2.70)

$6.21	$5.99	$4.41	$5.95	$7.30

3.67%	35.83%	(25.88)%	(18.49)%	(27.00)%

$12,162	$15,734	$15,159	$27,630	$43,200
$13,789	$16,241	$20,856	$34,765	$59,259

1.77%	1.69%	1.61%	1.42%	1.57	%(c)
1.52%	1.44%	1.36%	1.17%	1.32	%(c)
(0.81)%	(0.99)%	(0.93)%	(0.77)%	(0.80	)%(c)

86%	100%	53%	76%	116	%(d)

See Notes to Financial Statements.

Jennison Select Growth Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.00

Income (loss) from investment operations
Net investment loss	(0.06	)(d)
Net realized and unrealized gain (loss) on investment transactions	0.49

Total from investment operations	0.43

Net asset value, end of period	$6.43

Total Return(b):	7.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,130
Average net assets (000)	$47,170
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)
Net investment loss	(1.93	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B
Year Ended				June 2, 2000(a) Through February 28, 2001
February 28, 2005	February 29, 2004	February 28, 2003	February 28, 2002

$5.83	$4.33	$5.87	$7.26	$10.00

(0.10)	(0.10)	(0.10)	(0.11)	(0.10)
0.27	1.60	(1.44)	(1.28)	(2.64)

0.17	1.50	(1.54)	(1.39)	(2.74)

$6.00	$5.83	$4.33	$5.87	$7.26

2.92%	34.64%	(26.24)%	(19.15)%	(27.40)%

$49,855	$62,471	$55,540	$97,635	$137,671
$55,354	$62,157	$75,020	$117,384	$164,779

2.52%	2.44%	2.36%	2.17%	2.32	%(c)
1.52%	1.44%	1.36%	1.17%	1.32	%(c)
(1.56)%	(1.74)%	(1.68)%	(1.52)%	(1.56	)%(c)

See Notes to Financial Statements.

Jennison Select Growth Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.00

Income (loss) from investment operations
Net investment loss	(0.06	)(d)
Net realized and unrealized gain (loss) on investment transactions	0.49

Total from investment operations	0.43

Net asset value, end of period	$6.43

Total Return(b):	7.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,434
Average net assets (000)	$26,267
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)
Net investment loss	(1.93	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C
Year Ended				June 2, 2000(a) Through February 28, 2001
February 28, 2005	February 29, 2004	February 28, 2003	February 28, 2002

$5.82	$4.33	$5.87	$7.26	$10.00

(0.11)	(0.10)	(0.10)	(0.11)	(0.10)
0.29	1.59	(1.44)	(1.28)	(2.64)

0.18	1.49	(1.54)	(1.39)	(2.74)

$6.00	$5.82	$4.33	$5.87	$7.26

3.09%	34.41%	(26.24)%	(19.15)%	(27.40)%

$28,015	$37,685	$36,046	$63,966	$96,437
$32,503	$38,987	$49,456	$80,074	$121,487

2.52%	2.44%	2.36%	2.17%	2.32	%(c)
1.52%	1.44%	1.36%	1.17%	1.32	%(c)
(1.56)%	(1.74)%	(1.68)%	(1.52)%	(1.56	)%(c)

See Notes to Financial Statements.

Jennison Select Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.29

Income (loss) from investment operations
Net investment loss	(0.03	)(d)
Net realized and unrealized gain (loss) on investment transactions	0.52

Total from investment operations	0.49

Net asset value, end of period	$6.78

Total Return(b):	7.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,460
Average net assets (000)	$2,641
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)
Net investment loss	(0.92	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class Z
Year Ended				June 2, 2000(a) Through February 28, 2001
February 28, 2005	February 29, 2004	February 28, 2003	February 28, 2002

$6.05	$4.45	$5.97	$7.31	$10.00

(0.04)	(0.05)	(0.05)	(0.04)	(0.04)
0.28	1.65	(1.47)	(1.30)	(2.65)

0.24	1.60	(1.52)	(1.34)	(2.69)

$6.29	$6.05	$4.45	$5.97	$7.31

3.97%	35.96%	(25.46)%	(18.33)%	(26.90)%

$3,051	$4,373	$5,010	$10,840	$15,574
$3,447	$4,955	$7,621	$12,834	$22,544

1.52%	1.44%	1.36%	1.17%	1.32	%(c)
1.52%	1.44%	1.36%	1.17%	1.32	%(c)
(0.57)%	(0.75)%	(0.69)%	(0.52)%	(0.55	)%(c)

See Notes to Financial Statements.

Jennison Select Growth Fund	29

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of the Jennison Select Growth Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. Peer Groups and Peer Universes are mutual funds grouped by investment style. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison , which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Select Growth Fund

The Board received and considered information about the Fund’s historical performance, noting that, for periods ending December 31, 2004, the Fund had achieved performance that was in the first quartile over a one-year period and performance that was in the second quartile over a three-year period. This performance information was in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed against its benchmark index

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over the same time periods. The Board further noted that at its March 2005 meeting, it approved the termination of Alliance Capital Management, L.P. as a subadviser to the Fund, and that Jennison thereafter had assumed responsibility for the day-to-day management of all of the Fund’s assets.

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee of 0.900% ranked in the third quartile in its Peer Group. The Board concluded that, in light of the Fund’s strong performance, the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.jennisondryden.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Select Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter. Beginning on or about October 31, 2005, the Fund will provide a full list of its portfolio holdings as of the end of each month on the same website approximately 30 days after the end of each calendar month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Select Growth Fund
Share Class	A	B	C	Z
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX
CUSIP	86276R106	86276R205	86276R304	86276R403

MF500E2    IFS-A110273    Ed. 10/2005

SEMIANNUAL REPORT

AUGUST 31, 2005

STRATEGIC PARTNERS

NEW ERA GROWTH FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

October 14, 2005

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners New Era Growth Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners New Era Growth Fund

Strategic Partners New Era Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners New Era Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/05
	Six Months	One Year	Since Inception[2]
Class A	9.01%	28.53%	–11.70%
Class B	8.66	27.69	–14.70
Class C	8.54	27.54	–14.80
Class Z	9.02	28.82	–10.60
Russell Midcap Growth Index[3]	7.21	26.45	7.58
S&P 500 Index[4]	2.33	12.55	0.33
Russell Midcap Index[5]	8.05	27.47	55.69
Lipper Multi-Cap Growth Funds Avg.[6]	5.96	20.05	–13.04

Average Annual Total Returns[1] as of 9/30/05
		One Year	Since Inception[2]
Class A		16.89%	–3.32%
Class B		17.66	–3.12
Class C		21.66	–2.92
Class Z		23.98	–1.92
Russell Midcap Growth Index[3]		23.47	1.79
S&P 500 Index[4]		12.25	0.24
Russell Midcap Index[5]		25.10	9.89
Lipper Multi-Cap Growth Funds Avg.[6]		17.74	–3.23

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/22/00.

3The Russell Midcap Growth Index measures the performance of those Russell midcap companies with high price-to-book ratios and high forecasted growth values.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

5The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

6The Lipper Multi-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for each index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell Midcap Growth Index, S&P 500 Index, Russell Midcap Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Strategic Partners New Era Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/05
Yahoo!, Inc., Internet Software & Services	4.5%
eBay, Inc., Internet & Catalog Retail	4.0
Genentech, Inc., Biotechnology	3.5
Amazon.com, Inc., Internet & Catalog Retail	3.2
Corporate Executive Board Co., Commercial Services & Supplies	2.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/05
Commercial Services & Supplies	12.7%
Healthcare Providers & Services	7.2
Internet & Catalog Retail	7.2
Internet Software & Services	7.0
Biotechnology	7.0

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2005, at the beginning of the period, and held through the six-month period ended August 31, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Strategic Partners New Era Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners New Era Growth Fund		Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,090.08	1.66%	$8.75
	Hypothetical	$1,000.00	$1,016.84	1.66%	$8.44

Class B	Actual	$1,000.00	$1,086.61	2.41%	$12.68
	Hypothetical	$1,000.00	$1,013.06	2.41%	$12.23

Class C	Actual	$1,000.00	$1,085.40	2.41%	$12.67
	Hypothetical	$1,000.00	$1,013.06	2.41%	$12.23

Class Z	Actual	$1,000.00	$1,090.19	1.41%	$7.43
	Hypothetical	$1,000.00	$1,018.10	1.41%	$7.17

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of August 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS

Aerospace & Defense 1.5%
10,500	Northrop Grumman Corp.	$588,945
7,600	Precision Castparts Corp.	734,768

		1,323,713

Biotechnology 7.0%
17,700	Affymetrix, Inc.(a)	875,973
24,900	Encysive Pharmaceuticals, Inc.(a)	308,262
33,200	Genentech, Inc.(a)	3,118,808
5,800	Genzyme Corp.(a)	412,786
9,600	Gilead Sciences, Inc.(a)	412,800
29,200	Medimmune, Inc.(a)	873,956
16,000	Nektar Therapeutics(a)	273,280

		6,275,865

Capital Markets 4.0%
50,100	E*Trade Financial Corp.(a)	801,600
37,300	SEI Investment Co.	1,348,768
22,400	T. Rowe Price Group, Inc.	1,411,200

		3,561,568

Chemicals 0.5%
4,400	Potash Corp. of Saskatchewan (Canada)	484,308

Commercial Banks 1.6%
27,400	Commerce Bancorp, Inc.	923,928
17,300	Signature Bank(a)	518,827

		1,442,755

Commercial Services & Supplies 12.7%
24,600	Advisory Board Co. (The)(a)	1,284,858
22,800	Bright Horizons Family Solutions, Inc.(a)	896,496
11,600	ChoicePoint, Inc.(a)	497,988
24,800	Corporate Executive Board Co.	2,003,096
11,300	Equifax, Inc.	373,352
22,500	Jackson Hewitt Tax Service, Inc.	575,775
25,100	Monster Worldwide, Inc.(a)	784,124
47,100	Resources Connection, Inc.(a)	1,365,900
51,000	Robert Half International, Inc.	1,717,680
10,000	Strayer Education, Inc.	1,009,200
15,000	Weight Watchers International, Inc.(a)	849,150

		11,357,619

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	7

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Communications Equipment 4.4%
29,100	America Movil SA de CV, ADR (Mexico)	$640,200
6,300	F5 Networks, Inc.(a)	260,127
14,000	Harris Corp.	540,540
53,300	Juniper Networks, Inc.(a)	1,212,042
58,000	Motorola, Inc.	1,269,040

		3,921,949

Computers & Peripherals 3.3%
31,100	Apple Computer, Inc.(a)	1,459,523
16,400	Network Appliance, Inc.(a)	389,336
43,700	Seagate Technology (Cayman Islands)	724,983
29,000	Western Digital Corp.(a)	401,650

		2,975,492

Diversified Financial Services 0.5%
950	Chicago Mercantile Exchange Holdings, Inc.	263,720
4,600	CIT Group, Inc.	208,288

		472,008

Diversified Telecommunication Services 0.6%
22,000	Sprint Corp.	570,460

Electrical Equipment 1.1%
17,200	Energy Conversion Devices, Inc.(a)	597,012
7,000	Rockwell Automation, Inc.	364,280

		961,292

Electronic Equipment & Instruments 1.4%
26,100	Cogent, Inc.(a)	701,568
9,300	Garmin Ltd. (Cayman Islands)	538,470

		1,240,038

Energy Equipment & Services 4.4%
11,300	BJ Services Co.	712,804
9,700	Nabors Industries Ltd. (Barbados)(a)	649,900
9,800	National Oilwell Varco, Inc.(a)	629,258
54,680	Smith International, Inc.	1,899,583

		3,891,545

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Food & Staples Retailing 0.9%
13,600	CVS Corp.	$399,432
3,000	Whole Foods Market, Inc.	387,780

		787,212

Healthcare Equipment & Supplies 4.8%
3,700	AtriCure, Inc.(a)	50,320
6,400	C. R. Bard, Inc.	411,712
6,400	Cooper Companies, Inc. (The)	438,848
13,000	Dade Behring Holdings, Inc.	475,670
16,100	Foxhollow Technologies, Inc.(a)	738,990
52,700	Intralase Corp.(a)	989,179
6,200	Kinetic Concepts, Inc.(a)	339,760
19,300	Kyphon Inc.(a)	854,797

		4,299,276

Healthcare Providers & Services 7.2%
11,300	Community Health Systems, Inc.(a)	416,179
33,500	Express Scripts, Inc. (Class A Shares)(a)	1,938,310
14,300	HCA, Inc.	704,990
10,200	Humana, Inc.(a)	491,232
15,100	Medco Health Solutions, Inc.(a)	743,977
12,000	Pacificare Health Systems(a)	904,560
7,300	Pharmaceutical Product Development, Inc.(a)	410,771
11,200	WellPoint, Inc.(a)	831,600

		6,441,619

Hotels, Restaurants & Leisure 3.5%
7,300	Boyd Gaming Corp.	339,669
11,600	Four Seasons Hotels, Inc. (Canada)	684,980
22,500	Hilton Hotels Corp.	521,325
3,700	Las Vegas Sands Corp.(a)	130,573
5,700	Marriott International, Inc.	360,297
8,800	P.F. Chang’s China Bistro, Inc.(a)	450,384
14,200	Wynn Resorts Ltd.(a)	677,624

		3,164,852

Household Durables 1.3%
5,600	Pulte Homes, Inc.	482,720
14,800	Toll Brothers, lnc.(a)	711,140

		1,193,860

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	9

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Insurance 1.4%
11,500	Assurant, Inc.	$429,295
25,300	National Interstate Corp.	402,523
7,300	Safeco Corp.	380,622

		1,212,440

Internet & Catalog Retail 7.2%
67,900	Amazon.com, Inc.(a)	2,899,330
87,400	eBay, Inc.(a)	3,538,826

		6,438,156

Internet Software & Services 7.0%
3,000	Anteon International Corp.(a)	137,850
1,300	Baidu.com ADR (China)(a)	105,395
9,300	Ctrip.com International Ltd. ADR (China)	526,287
5,700	Digital River, Inc.(a)	216,486
1,500	Google, Inc. (Class A Shares)(a)	429,000
54,500	Sapient Corp.(a)	391,855
8,400	Websense, Inc.(a)	419,076
121,400	Yahoo!, Inc.(a)	4,047,476

		6,273,425

IT Services 2.8%
11,700	Alliance Data Systems Corp.(a)	492,219
11,000	Checkfree Corp.(a)	404,690
35,800	Cognizant Technology Solutions Corp.(a)	1,629,974

		2,526,883

Machinery 0.6%
11,600	Terex Corp.(a)	565,848

Media 2.1%
28,000	Walt Disney Co. (The)	705,320
32,000	XM Satellite Radio Holdings, Inc. (Class A Shares)(a)	1,128,000

		1,833,320

Multiline Retail 0.4%
11,500	Nordstrom, Inc.	386,170

Oil, Gas & Consumable Fuels 2.9%
5,600	Amerada Hess Corp.	711,760
5,900	Consol Energy, Inc.	411,230
13,000	Newfield Exploration Co.(a)	613,860
8,345	Valero Energy Corp.	888,743

		2,625,593

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 1.7%
7,600	Barr Pharmaceuticals, Inc.(a)	$346,636
21,800	Cubist Pharmaceuticals, Inc.(a)	393,926
5,400	Neurocrine Biosciences, Inc.(a)	247,320
25,100	Onyx Pharmaceuticals, Inc.(a)	499,992

		1,487,874

Semiconductors & Semiconductor Equipment 5.3%
20,100	Broadcom Corp. (Class A shares)(a)	874,350
6,404	Freescale Semiconductor, Inc.(a)	154,208
9,795	Hittite Microwave Corp.(a)	200,915
25,000	LSI Logic Corp.(a)	241,000
37,800	Marvell Technology Group Ltd. (Bermuda)(a)	1,783,782
12,000	Maxim Integrated Products, Inc.	511,800
13,900	Nvidia Corp.(a)	426,452
18,000	Xilinx, Inc.	505,620

		4,698,127

Software 2.6%
7,480	Electronic Arts, Inc.(a)	428,454
23,300	NAVTEQ Corp.(a)	1,084,382
42,700	Salesforce.com, Inc.(a)	824,964

		2,337,800

Specialty Retail 3.9%
39,500	Chico’s FAS, Inc.(a)	1,371,045
11,400	Home Depot, Inc. (The)	459,648
24,700	MSC Industrial Direct Co.	864,500
14,800	Office Depot, Inc.(a)	444,000
5,600	Urban Outfitters, Inc.(a)	311,696

		3,450,889

Textiles, Apparel & Luxury Goods 1.3%
34,500	Coach, Inc.(a)	1,145,055

	Total Investments 99.9% (cost $74,320,270; Note 5)	89,347,011
	Assets in excess of other liabilities 0.1%	95,751

	Net Assets 100%	$89,442,762

The Following abbreviations are used in portfolio descriptions:

ADR—American Depository Receipt.

(a)	Non-income producing security.

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	11

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of August 31, 2005 were as follows:

Commercial Services & Supplies	12.7%
Healthcare Providers & Services	7.2
Internet & Catalog Retail	7.2
Internet Software & Services	7.0
Biotechnology	7.0
Semiconductors & Semiconductor Equipment	5.3
Healthcare Equipment & Supplies	4.8
Communications Equipment	4.4
Energy Equipment & Services	4.4
Capital Markets	4.0
Specialty Retail	3.9
Hotels, Restaurants & Leisure	3.5
Computers & Peripherals	3.3
Oil, Gas & Consumable Fuels	2.9
IT Services	2.8
Software	2.6
Media	2.1
Pharmaceuticals	1.7
Commercial Banks	1.6
Aerospace & Defense	1.5
Electronic Equipment & Instruments	1.4
Insurance	1.4
Household Durables	1.3
Textiles, Apparel & Luxury Goods	1.3
Electrical Equipment	1.1
Food & Staples Retailing	0.9
Machinery	0.6
Diversified Telecommunication Services	0.6
Chemicals	0.5
Diversified Financial Services	0.5
Multiline Retail	0.4

99.9
Assets in excess of other liabilities	0.1

100.0%

See Notes to Financial Statements.

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Financial Statements

AUGUST 31, 2005	SEMIANNUAL REPORT

Strategic Partners New Era Growth Fund

Statement of Assets and Liabilities

as of August 31, 2005 (Unaudited)

Assets
Unaffiliated Investments, at value (cost $74,320,270)	$89,347,011
Cash	758,871
Receivable for investments sold	285,842
Dividends receivable	22,776
Receivable for Fund shares sold	8,814
Foreign tax reclaim receivable	7,428
Prepaid expenses	2,050

Total assets	90,432,792

Liabilities
Payable for investments purchased	389,291
Payable for Fund shares reacquired	300,218
Accrued expenses and other liabilities	141,079
Management fee payable	69,072
Distribution fee payable	63,418
Transfer agent fee payable	21,660
Deferred trustees fees	5,292

Total liabilities	990,030

Net Assets	$89,442,762

Net assets were comprised of:
Shares of beneficial interest, at par	$10,407
Paid in capital, in excess of par	174,542,537

174,552,944
Accumulated net investment loss	(838,970)
Accumulated net realized loss on investments	(99,299,963)
Net unrealized appreciation on investments and foreign currencies	15,028,751

Net assets, August 31, 2005	$89,442,762

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($15,484,294 ÷ 1,753,063 shares of beneficial interest issued and outstanding)	$8.83
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.34

Class B
Net asset value, offering price and redemption price per share
($41,757,676 ÷ 4,898,228 shares of beneficial interest issued and outstanding)	$8.53

Class C
Net asset value, offering price and redemption price per share
($28,233,849 ÷ 3,311,930 shares of beneficial interest issued and outstanding)	$8.52

Class Z
Net asset value, offering price and redemption price per share
($3,966,943 ÷ 443,485 shares of beneficial interest issued and outstanding)	$8.94

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	15

Statement of Operations

Six Months Ended August 31, 2005 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $184)	$181,424

Total income	181,424

Expenses
Management fee	410,009
Distribution fee—Class A	20,500
Distribution fee—Class B	209,128
Distribution fee—Class C	143,689
Transfer agent’s fees and expenses (including affiliated expense of $66,500)	108,000
Custodian’s fees and expenses	50,000
Registration fees	22,000
Reports to shareholders	21,000
Legal fees and expenses	12,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous expenses	4,778

Total expenses	1,015,104

Net investment loss	(833,680)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	13,017,574
Written option transactions	11,380

13,028,954

Net change in unrealized appreciation (depreciation) on:
Investments	(4,967,267)
Written options	(6,555)
Foreign currencies	(593)

(4,974,415)

Net gain on investments and foreign currencies	8,054,539

Net Increase In Net Assets Resulting From Operations	$7,220,859

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Decrease In Net Assets
Operations
Net investment loss	$(833,680)	$(1,937,282)
Net realized gain on investments	13,028,954	16,038,945
Net change in unrealized depreciation on investments and foreign currencies	(4,974,415)	(5,750,256)

Net increase in net assets resulting from operations	7,220,859	8,351,407

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	1,123,872	5,091,782
Cost of shares reacquired	(16,189,700)	(30,683,596)

Net decrease in net assets resulting from Fund share transactions	(15,065,828)	(25,591,814)

Total decrease	(7,844,969)	(17,240,407)

Net Assets
Beginning of period	97,287,731	114,528,138

End of period	$89,442,762	$97,287,731

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	17

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Jennison Select Growth Fund (formerly known as Strategic Partners Focused Growth Fund), Strategic Partners Focused Value Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners New Era Growth Fund (the “Fund”). These financial statements relate to Strategic Partners New Era Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business trust on January 28, 2000 and the Fund commenced operations on November 22, 2000.

The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 65% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund’s two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean

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between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of

Strategic Partners New Era Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are charged directly at the Fund level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains in excess of capital loss carryforwards, if any, annually. Dividends and distributions to

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shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with TCW Investment Management (TCW) and Calamos Asset Management, Inc. (“Calamos”). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection there with, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Each of the two sub-advisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two sub-advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two sub-advisers, as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two subadvisers. On March 29, 2005, TCW Investment Management replaced Jennison as a subadviser to the Fund. Calamos will continue to serve as a subadviser.

Strategic Partners New Era Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2005, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $9,000 in front-end sales charges resulting from sales of Class A during the six months ended August 31, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $57,900 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2005.

PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets.

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The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing Corporation, an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2005 the Fund incurred approximately $30,800 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2005, Wachovia Securities LLC, an affiliate of PI, earned $1,160 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2005 were $72,316,530 and $87,859,320, respectively.

Transactions in written options during the six months ended August 31, 2005 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of February 28, 2005	117	$13,140
Options closed	(98)	(9,967)
Options written	—	—
Options exercised	(19)	(3,173)

Options outstanding as of August 31, 2005	—	$—

Strategic Partners New Era Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Tax Basis Adjustment	Adjusted Net Unrealized Appreciation
$74,552,343	$16,533,346	$1,738,678	$14,794,668	$2,010	$14,796,678

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales. The adjusted net unrealized appreciation on a tax basis includes other tax basis adjustments that were primarily attributable to the mark to market of receivables and payables.

There were no distributions paid during the six months ended August 31, 2005 and the year ended February 28, 2005.

As of August 31, 2005, the Fund had no undistributed ordinary income or long-term capital gains on a tax basis.

For federal income tax purposes, the Fund had a capital loss carryforward at February 28, 2005, of approximately $112,185,000 of which $35,082,000 expires in 2010 and $77,103,000 expires in 2011. Approximately $15,966,000 of the Fund’s capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended February 28, 2005. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2005:
Shares sold	65,821	$555,353
Shares reacquired	(506,060)	(4,190,547)

Net decrease in shares outstanding before conversion	(440,239)	(3,635,194)
Shares issued upon conversion from class B	11,867	96,110

Net decrease in shares outstanding	(428,372)	$(3,539,084)

Year ended February 28, 2005:
Shares sold	259,661	$1,971,594
Shares reacquired	(856,450)	(6,538,980)

Net decrease in shares outstanding before conversion	(596,789)	(4,567,386)
Shares issued upon conversion from class B	12,155	92,267

Net decrease in shares outstanding	(584,634)	$(4,475,119)

Class B
Six months ended August 31, 2005:
Shares sold	25,600	$199,173
Shares reacquired	(735,036)	(5,782,794)

Net decrease in shares outstanding before conversion	(709,436)	(5,583,621)
Shares issued upon conversion into class A	(12,268)	(96,110)

Net decrease in shares outstanding	(721,704)	$(5,679,731)

Year ended February 28, 2005:
Shares sold	154,297	$1,122,347
Shares reacquired	(1,670,027)	(12,282,138)

Net decrease in shares outstanding before conversion	(1,515,730)	(11,159,791)
Shares issued upon conversion into class A	(12,497)	(92,267)

Net decrease in shares outstanding	(1,528,227)	$(11,252,058)

Class C
Six months ended August 31, 2005:
Shares sold	32,750	$257,849
Shares reacquired	(653,837)	(5,135,327)

Net decrease in shares outstanding	(621,087)	$(4,877,478)

Year ended February 28, 2005:
Shares sold	172,828	$1,271,781
Shares reacquired	(1,362,969)	(10,010,950)

Net decrease in shares outstanding	(1,190,141)	$(8,739,169)

Strategic Partners New Era Growth Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended August 31, 2005:
Shares sold	13,458	$111,497
Shares reacquired	(130,761)	(1,081,032)

Net decrease in shares outstanding	(117,303)	$(969,535)

Year ended February 28, 2005:
Shares sold	96,541	$726,060
Shares reacquired	(245,384)	(1,851,528)

Net decrease in shares outstanding	(148,843)	$(1,125,468)

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Financial Highlights

(Unaudited)

AUGUST 31, 2005	SEMIANNUAL REPORT

Strategic Partners New Era Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.10

Income (loss) from investment operations
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.79

Total from investment operations	0.73

Net asset value, end of period	$8.83

Total Return(b):	9.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,484
Average net assets (000)	$16,266
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.66	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.41	%(c)
Net investment loss	(1.26	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	80	%(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Not annualized.
(f)	The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

See Notes to Financial Statements.

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Class A
Year Ended				November 22, 2000(a) Through February 28, 2001
February 28, 2005(d)	February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$7.41	$4.78	$6.52	$9.05	$10.00

(0.10)	(0.09)	(0.07)	(0.09)	(0.02)
0.79	2.72	(1.67)	(2.44)	(0.93)

0.69	2.63	(1.74)	(2.53)	(0.95)

$8.10	$7.41	$4.78	$6.52	$9.05

9.31%	55.02%	(26.69)%	(27.96)%	(9.50)%

$17,681	$20,491	$16,674	$32,440	$63,565
$19,139	$19,423	$23,274	$47,807	$72,881

1.58%	1.66%	1.67%	1.54%	1.64	%(c)
1.33%	1.41%	1.42%	1.29%	1.39	%(c)
(1.29)%	(1.42)%	(1.26)%	(1.15)%	(0.90	)%(c)

116%	144%	236%	196%	62	%(e)

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.85

Income (loss) from investment operations
Net investment loss	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.77

Total from investment operations	0.68

Net asset value, end of period	$8.53

Total Return(b):	8.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,758
Average net assets (000)	$41,485
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.41	%(c)
Net investment loss	(2.01	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B
Year Ended				November 22, 2000(a) Through February 28, 2001
February 28, 2005(d)	February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$7.23	$4.70	$6.46	$9.04	$10.00

(0.15)	(0.13)	(0.11)	(0.15)	(0.04)
0.77	2.66	(1.65)	(2.43)	(0.92)

0.62	2.53	(1.76)	(2.58)	(0.96)

$7.85	$7.23	$4.70	$6.46	$9.04

8.58%	53.83%	(27.24)%	(28.54)%	(9.60)%

$44,128	$51,687	$38,471	$68,825	$114,003
$46,919	$47,021	$51,273	$91,189	$124,911

2.33%	2.41%	2.42%	2.29%	2.39	%(c)
1.33%	1.41%	1.42%	1.29%	1.39	%(c)
(2.05)%	(2.17)%	(2.01)%	(1.90)%	(1.67	)%(c)

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.85

Income (loss) from investment operations
Net investment loss	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.76

Total from investment operations	0.67

Net asset value, end of period	$8.52

Total Return(b):	8.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,234
Average net assets (000)	$28,503
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.41	%(c)
Net investment loss	(2.01	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C
Year Ended				November 22, 2000(a) Through February 28, 2001
February 28, 2005(d)	February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$7.23	$4.70	$6.46	$9.04	$10.00

(0.15)	(0.13)	(0.11)	(0.15)	(0.04)
0.77	2.66	(1.65)	(2.43)	(0.92)

0.62	2.53	(1.76)	(2.58)	(0.96)

$7.85	$7.23	$4.70	$6.46	$9.04

8.58%	53.83%	(27.24)%	(28.54)%	(9.60)%

$30,882	$37,046	$29,180	$55,707	$100,163
$33,156	$34,773	$40,817	$76,432	$110,152

2.33%	2.41%	2.42%	2.29%	2.39	%(c)
1.33%	1.41%	1.42%	1.29%	1.39	%(c)
(2.05)%	(2.17)%	(2.01)%	(1.90)%	(1.67	)%(c)

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.20

Income (loss) from investment operations
Net investment loss	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.79

Total from investment operations	0.74

Net asset value, end of period	$8.94

Total Return(b):	9.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,967
Average net assets (000)	$4,116
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.41	%(c)
Net investment loss	(1.01	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class Z
Year Ended				November 22, 2000(a) Through February 28, 2001
February 28, 2005(d)	February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$7.47	$4.81	$6.54	$9.07	$10.00

(0.08)	(0.07)	(0.06)	(0.07)	(0.02)
0.81	2.73	(1.67)	(2.46)	(0.91)

0.73	2.66	(1.73)	(2.53)	(0.93)

$8.20	$7.47	$4.81	$6.54	$9.07

9.77%	55.30%	(26.45)%	(27.89)%	(9.30)%

$4,597	$5,304	$4,774	$14,004	$36,565
$4,887	$5,083	$8,072	$23,491	$43,658

1.33%	1.41%	1.42%	1.29%	1.39	%(c)
1.33%	1.41%	1.42%	1.29%	1.39	%(c)
(1.05)%	(1.18)%	(1.02)%	(0.89)%	(0.65	)%(c)

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	35

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of the Strategic Partners New Era Growth Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements. In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. Peer Universes and Peer Groups are mutual funds grouped by investment style. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of Calamos Advisors LLC (“Calamos”) and TCW Investment Management Company (“TCW”) which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Strategic Partners New Era Growth Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each of Calamos and TCW. The Board considered the services provided by PI, including but not limited to the oversight of Calamos and TCW as subadvisers for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each of Calamos and TCW, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Calamos and TCW, and also reviewed the qualifications, backgrounds and responsibilities of the Calamos and TCW portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, Calamos’ and TCW’s respective organizational structures, senior management, investment operations, and other relevant information. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to each of PI, Calamos and TCW.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Calamos and TCW, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by each of PI, Calamos and TCW under the management and subadvisory agreements.

Performance of Strategic Partners New Era Growth Fund

The Board received and considered information about the Fund’s historical performance, noting that, for periods ending December 31, 2004, the Fund had

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achieved performance that was in the first quartile over a one-year period and performance that was in the second quartile over a three-year period. This performance information was in relation to the group of comparable funds in a Peer Universe. The Board also reviewed the separate performance records of the two “sleeves” of the Fund managed by Calamos and TCW. The Board noted that TCW assumed responsibility for managing Fund assets in March 2005, and therefore the performance record of the Fund was not attributable to TCW.

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee ranked in the fourth quartile in its Peer Group. The Board concluded that in light of the Fund’s strong performance record, the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board considered information about the profitability of Calamos and TCW, but concluded that the level of a subadviser’s profitability may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI, Calamos and TCW, as well as the fact that PI compensates the subadvisers out of its management fee.

Strategic Partners New Era Growth Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, Calamos and TCW

The Board considered potential ancillary benefits that might be received by PI, Calamos and TCW and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Calamos and TCW included their ability to use soft dollar credits, brokerage commissions received by affiliates of Calamos and TCW, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI, Calamos and TCW were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.strategicpartners.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and
Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS*	Calamos Asset Management, Inc.	111 East Warrenville Road Naperville, IL 60563
	TCW Investment Management	865 Figueroa Street Suite 1800 Los Angeles, CA 90017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through October 30, 2005	The Bank of New York	One Wall Street New York, NY 10286
Effective October 31, 2005	PFPC Trust Company	8800 Tinicam Boulevard Philadelphia, PA 19153

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

* Investment Subadvisers are subject to change by the Manager as disclosed in the Fund’s prospectus.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners New Era Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.strategicpartners.com approximately 30 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners New Era Growth Fund
Share Class	A	B	C	Z
NASDAQ	SNGAX	SNGBX	SNGCX	SNGZX
CUSIP	86276R502	86276R601	86276R700	86276R809

MFSP501E2    IFS-A110274    Ed. 10/2005

SEMIANNUAL REPORT

AUGUST 31, 2005

STRATEGIC PARTNERS

MID-CAP VALUE FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

October 14, 2005

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Mid-Cap Value Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Mid-Cap Value Fund

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Mid-Cap Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/05
	Six Months	One Year	Since Inception[2]
Class A	5.67%	18.45%	36.57%
Class B	5.23	17.52	33.27
Class C	5.23	17.52	33.27
Class Z	5.79	18.70	37.57
Russell Midcap Value Index[3]	8.50	28.06	57.21
Russell Midcap Index[4]	8.05	27.47	51.68
Lipper Multi-Cap Value Funds Avg.[5]	2.89	16.32	28.21

Average Annual Total Returns[1] as of 9/30/05
		One Year	Since Inception[2]
Class A		9.99%	8.18%
Class B		10.48	8.69
Class C		14.48	9.18
Class Z		16.65	10.27
Russell Midcap Value Index[3]		26.13	15.00
Russell Midcap Index[4]		25.10	13.76
Lipper Multi-Cap Value Funds Avg.[5]		15.12	8.14

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 5/31/02.

3The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values.

4The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the Russell Midcap Value Index and the Russell Midcap Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell Midcap Value Index, Russell Midcap Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/05
Liberty Global, Inc. (Class A shares), Media	4.6%
Sovreign Bancorp, Inc., Thrifts & Mortgage Finance	4.3
Time Warner, Inc., Media	3.8
GAP, Inc. (The), Specialty Retail	3.4
Pepsi Bottling Group, Inc., Beverages	3.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/05
Media	13.6%
Specialty Retail	11.6
Thrifts & Mortgage Finance	8.8
Hotels, Restaurants & Leisure	5.0
Energy Equipment & Services	3.9

Industry weightings are subject to change.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2005, at the beginning of the period, and held through the six-month period ended August 31, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Mid-Cap Value Fund		Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,056.71	1.49%	$7.72
	Hypothetical	$1,000.00	$1,017.69	1.49%	$7.58

Class B	Actual	$1,000.00	$1,052.28	2.24%	$11.59
	Hypothetical	$1,000.00	$1,013.91	2.24%	$11.37

Class C	Actual	$1,000.00	$1,052.28	2.24%	$11.59
	Hypothetical	$1,000.00	$1,013.91	2.24%	$11.37

Class Z	Actual	$1,000.00	$1,057.92	1.24%	$6.43
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2006 (to reflect the six-month period).

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Aerospace & Defense 3.1%
104,500	Raytheon Co.	$4,098,490

Beverages 3.3%
150,500	Pepsi Bottling Group, Inc.	4,436,740

Biotechnology 1.7%
20,500	Cephalon, Inc.(a)	830,660
40,400	Human Genome Sciences, Inc.(a)	521,564
29,800	Medimmune, Inc.(a)	891,914

		2,244,138

Building Products 2.5%
109,400	Masco Corp.	3,356,392

Capital Markets 1.5%
86,600	E*Trade Financial Corp.(a)	1,385,600
45,900	Janus Capital Group, Inc.	648,567

		2,034,167

Commercial Banks 2.4%
56,200	Colonial BancGroup, Inc. (The)	1,307,212
19,600	Compass Bancshares, Inc.	917,476
23,800	First Midwest Bancorp, Inc.	902,972

		3,127,660

Commercial Services & Supplies 3.1%
179,300	Cendant Corp.	3,646,962
12,300	Corrections Corp. of America(a)	487,080

		4,134,042

Communications Equipment 1.6%
35,900	BCE, Inc. (Canada)	940,580
125,800	Tellabs, Inc.(a)	1,118,362

		2,058,942

Construction & Engineering 1.6%
27,000	Chicago Bridge & Iron Co. NV (Netherlands)	837,540
21,300	Fluor Corp.	1,318,683

		2,156,223

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	7

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Construction Materials 0.6%
10,100	Martin Marietta Materials, Inc.	$730,432

Electric Utilities 0.8%
22,600	Cinergy Corp.	995,304

Electronic Equipment & Instruments 2.6%
29,700	Anixter International, Inc.(a)	1,133,946
46,000	Ingram Micro Inc. (Class A Shares)(a)	805,460
41,900	Tech Data Corp.(a)	1,533,959

		3,473,365

Energy Equipment & Services 3.9%
29,200	BJ Services Co.	1,841,936
26,800	Diamond Offshore Drilling, Inc.	1,582,808
21,500	Maverick Tube Corp.(a)	684,775
28,100	Rowan Cos., Inc.(a)	1,045,320

		5,154,839

Food & Staples Retailing 2.6%
78,000	Costco Wholesale Corp.	3,388,320

Food Products 3.9%
119,000	Aramark Corp. (Class B Shares)	3,251,080
41,700	ConAgra Foods, Inc.	952,011
33,300	Smithfield Foods, Inc.(a)	927,405

		5,130,496

Health Care Providers & Services 2.0%
242,800	WebMD Corp.(a)	2,661,088

Hotels, Restaurants & Leisure 5.0%
56,000	Carnival Corp.	2,763,040
81,000	Yum! Brands, Inc.	3,837,780

		6,600,820

Industrial Conglomerates 0.7%
13,000	Teleflex, Inc.	895,050

Insurance 1.0%
60,900	Conseco, Inc.(a)	1,271,592

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Internet Software & Services 1.2%
115,400	TIBCO Software, Inc.(a)	$881,656
47,290	Vignette Corp.(a)	718,335

		1,599,991

IT Services 2.6%
18,200	Computer Sciences Corp.(a)	810,810
154,900	Convergys Corp.(a)	2,202,678
23,800	Sabre Holdings Corp.	456,484

		3,469,972

Leisure Equipment & Products 1.5%
31,000	Brunswick Corp.	1,364,000
35,800	Mattel, Inc.	645,474

		2,009,474

Machinery 1.2%
10,000	Eaton Corp.	639,200
9,300	ITT Industries, Inc.	1,014,816

		1,654,016

Media 13.6%
124,000	Cablevision Systems New York Group (Class A Shares)(a)	3,868,800
23,000	Discovery Holding Co.(a)	348,220
13,700	Knight-Ridder, Inc.	877,896
119,900	Liberty Global, Inc. (Class A Shares)(a)	6,084,925
230,000	Liberty Media International, Inc.(a)	1,911,300
279,000	Time Warner, Inc.	4,999,680

		18,090,821

Metals & Mining 0.8%
20,700	Reliance Steel & Aluminum Co.	993,600

Multiline Retail 1.0%
25,100	Dollar Tree Stores, Inc.(a)	571,527
35,900	Saks, Inc.(a)	779,389

		1,350,916

Oil, Gas & Consumable Fuels 2.8%
23,600	Murphy Oil Corp.	1,289,740
18,400	Noble Energy, Inc.	1,621,776
11,800	Sunoco, Inc.	857,860

		3,769,376

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	9

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Pharmaceuticals 2.7%
134,100	King Pharmaceuticals, Inc.(a)	$1,971,270
49,100	Medicis Pharmaceutical Corp. (Class A Shares)	1,669,891

		3,641,161

Real Estate Investment Trust 0.7%
27,200	Equity Office Properties Trust	905,760

Road & Rail 0.7%
54,600	Hunt Transport Services, Inc.	986,622

Semiconductors & Semiconductor Equipment 2.7%
145,000	National Semiconductor Corp.	3,614,850

Software 2.4%
111,100	BEA Systems, Inc.(a)	979,902
198,000	Novell, Inc.(a)	1,302,840
115,400	Siebel Systems, Inc.	952,050

		3,234,792

Specialty Retail 11.6%
154,000	AutoNation, Inc.(a)	3,204,740
43,000	Foot Locker, Inc.	939,120
234,500	GAP, Inc. (The)	4,457,845
39,700	Linens ‘n Things, Inc.(a)	936,920
39,700	RadioShack Corp.	994,882
95,000	Tiffany & Co.	3,554,900
62,900	TJX Companies, Inc.	1,315,239

		15,403,646

Thrifts & Mortgage Finance 8.8%
43,800	New York Community Bancorp, Inc.	770,004
242,600	Sovreign Bancorp, Inc.	5,657,432
100,500	Washington Mutual, Inc.	4,178,790
23,900	Webster Financial Corp.	1,097,488

		11,703,714

	Total Investments 98.2% (cost $103,705,659; Note 5)	130,376,811
	Assets in excess of other liabilities 1.8%	2,343,612

	Net Assets 100%	$132,720,423

The following abbreviations are used in portfolio descriptions:

(a)	Non-income producing security.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2005 were as follows:

Media	13.6%
Specialty Retail	11.6
Thrifts & Mortgage Finance	8.8
Hotels, Restaurants & Leisure	5.0
Energy Equipment & Services	3.9
Food Products	3.9
Beverages	3.3
Aerospace/Defense	3.1
Commercial Services & Supplies	3.1
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	2.7
Electronic Equipment & Instruments	2.6
Food & Staples Retailing	2.6
IT Services	2.6
Building Products	2.5
Commercial Banks	2.4
Software	2.4
Health Care Providers & Services	2.0
Biotechnology	1.7
Communications Equipment	1.6
Construction & Engineering	1.6
Capital Markets	1.5
Leisure Equipment & Products	1.5
Internet Software & Services	1.2
Machinery	1.2
Insurance	1.0
Multiline Retails	1.0
Electric Utilities	0.8
Metals & Mining	0.8
Industrial Conglomerates	0.7
Real Estate Investment Trust	0.7
Road & Rail	0.7
Construction Materials	0.6

98.2
Assets in excess of other liabilities	1.8

100.0%

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	11

Statement of Assets and Liabilities

August 31, 2005 (Unaudited)

Assets
Investments, at value (cost $103,705,659)	$130,376,811
Cash	3,792,093
Receivable for investments sold	730,587
Dividends and interest receivable	94,419
Receivable for Fund shares sold	13,560
Prepaid expenses	2,831

Total assets	135,010,301

Liabilities
Payable for investments purchased	1,256,408
Payable for Fund shares reacquired	665,064
Accrued expenses and other liabilities	135,688
Management fee payable	102,511
Distribution fee payable	86,577
Transfer agent fee payable	41,275
Deferred trustees fees	2,355

Total liabilities	2,289,878

Net Assets	$132,720,423

Net assets were comprised of:
Shares of beneficial interest, at par	$9,918
Paid in capital, in excess of par	95,976,398

95,986,316
Accumulated net investment loss	(653,379)
Accumulated net realized gain on investments	10,716,334
Net unrealized appreciation on investments	26,671,152

Net assets, August 31, 2005	$132,720,423

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($21,168,365 ÷ 1,555,007 shares of beneficial interest issued and outstanding)	$13.61
Maximum sales charge (5.5% of offering price)	.79

Maximum offering price to public	$14.40

Class B
Net asset value, offering price and redemption price per share ($55,659,798 ÷ 4,191,048 shares of beneficial interest issued and outstanding)	$13.28

Class C
Net asset value, offering price and redemption price per share ($39,976,568 ÷ 3,010,528 shares of beneficial interest issued and outstanding)	$13.28

Class Z
Net asset value, offering price and redemption price per share ($15,915,692 ÷ 1,160,938 shares of beneficial interest issued and outstanding)	$13.71

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	13

Statement of Operations

Six Months Ended August 31, 2005 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends	$684,996
Unaffiliated interest	20,131

Total income	705,127

Expenses
Management fee	611,017
Distribution fee—Class A	26,710
Distribution fee—Class B	283,297
Distribution fee—Class C	204,354
Transfer agent’s fees and expenses (including affiliated expense of $89,500)	100,000
Custodian’s fees and expenses	50,000
Reports to shareholders	25,000
Registration fees	20,000
Legal fees and expenses	13,000
Audit fee	9,000
Trustees’ fees	6,000
Miscellaneous expenses	7,824

Total expenses	1,356,202

Net investment loss	(651,075)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	5,890,710
Net change in unrealized appreciation on investments	1,688,565

Net gain on investments	7,579,275

Net Increase In Net Assets Resulting From Operations	$6,928,200

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Decrease In Net Assets
Operations
Net investment loss	$(651,075)	$(1,488,432)
Net realized gain on investments	5,890,710	14,142,695
Net change in unrealized appreciation (depreciation) on investments	1,688,565	(4,544,386)

Net increase in net assets resulting from operations	6,928,200	8,109,877

Dividends and distributions (Note 1):
Distributions from net realized gains
Class A	—	(77,197)
Class B	—	(209,028)
Class C	—	(152,268)
Class Z	—	(64,702)

	—	(503,195)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	2,783,688	10,595,148
Net asset value of shares to shareholders issued in reinvestment of dividends and distributions	—	448,713
Cost of shares reacquired	(16,619,476)	(35,087,541)

Net decrease in net assets resulting from Fund share transactions	(13,835,788)	(24,043,680)

Total decrease	(6,907,588)	(16,436,998)

Net Assets
Beginning of period	139,628,011	156,065,009

End of period	$132,720,423	$139,628,011

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Company currently consists of four funds: Jennison Select Growth Fund (formally known as Strategic Partners Focused Growth Fund), Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund (the “Fund”) and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Mid-Cap Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on May 31, 2002. The investment objective of the Fund is long-term growth of capital through investments primarily in equity related securities of mid-sized companies that are selected by the Fund’s two investment “Subadvisers” as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the Subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any

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recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets values. As of August 31, 2005 there were no securities whose value required adjustment in accordance with such procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Company’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at a fund level. Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income, if any, and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	17

Notes to Financial Statements

Cont’d

Note 2. Agreements

The Company has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the Subadvisers’ performance of such services. PI has entered into sub-advisory agreements with Mercury Advisors (“Mercury”) and Harris Associates L.P., (“Harris”). The sub-advisory agreements provide that each Subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the Subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two Subadvisers manage approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two Subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two Subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two Subadvisers.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and ..85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2005, PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares.

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PIMS has advised the Fund that it has received approximately $15,200 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2005. From these fees, PIMS paid such sales charges to affiliated brokerdealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $86,600 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2005. PI and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. For the period from March 1, 2004 through October 29, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $28,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	19

Notes to Financial Statements

Cont’d

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2005 aggregated $30,011,622 and $36,700,256, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$104,172,322	$27,870,577	$(1,666,088)	$26,204,489

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

In addition, the Fund utilized all of its prior year capital loss carryforward of approximately $7,973,000 to offset net taxable gains realized in the fiscal year ended February 28, 2005.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held and automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares have a CDSC of 1% if redeemed during the first 12 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2005, Prudential owns 1 share of each Class A, Class B, Class C and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2005:
Shares sold	54,953	$720,964
Shares reacquired	(226,461)	(2,941,003)

Net increase (decrease) in shares outstanding before conversion	(171,508)	(2,220,039)
Shares issued upon conversion from Class B	20,982	271,713

Net increase (decrease) in shares outstanding	(150,526)	$(1,948,326)

Year ended February 28, 2005:
Shares sold	244,616	$2,963,048
Shares issued in reinvestment of dividends and distributions	5,641	71,420
Shares reacquired	(560,810)	(6,763,996)

Net increase (decrease) in shares outstanding before conversion	(310,553)	(3,729,528)
Shares issued upon conversion from Class B	12,066	146,959

Net increase (decrease) in shares outstanding	(298,487)	$(3,582,569)

Class B
Six months ended August 31, 2005:
Shares sold	61,701	$786,663
Shares reacquired	(442,066)	(5,647,226)

Net increase (decrease) in shares outstanding before conversion	(380,365)	(4,860,563)
Shares redeemed upon conversion into Class A	(21,454)	(271,713)

Net increase (decrease) in shares outstanding	(401,819)	$(5,132,276)

Year ended February 28, 2005:
Shares sold	300,938	$3,600,710
Shares issued in reinvestment of dividends and distributions	14,525	180,552
Shares reacquired	(1,012,580)	(12,049,222)

Net increase (decrease) in shares outstanding before conversion	(697,117)	(8,267,960)
Shares redeemed upon conversion into Class A	(12,271)	(146,959)

Net increase (decrease) in shares outstanding	(709,388)	$(8,414,919)

Class C
Six months ended August 31, 2005:
Shares sold	84,550	$1,074,351
Shares reacquired	(388,213)	(4,949,395)

Net increase (decrease) in shares outstanding	(303,663)	$(3,875,044)

Year ended February 28, 2005:
Shares sold	208,949	$2,512,603
Shares issued in reinvestment of dividends and distributions	10,871	135,022
Shares reacquired	(874,233)	(10,395,377)

Net increase (decrease) in shares outstanding	(654,413)	$(7,747,752)

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	21

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Six months ended August 31, 2005:
Shares sold	15,327	$201,710
Shares reacquired	(234,609)	(3,081,852)

Net increase (decrease) in shares outstanding	(219,282)	$(2,880,142)

Year ended February 28, 2005:
Shares sold	124,858	$1,518,787
Shares issued in reinvestment of dividends and distributions	4,848	61,719
Shares reacquired	(482,162)	(5,878,946)

Net increase (decrease) in shares outstanding	(352,456)	$(4,298,440)

Note 7. Subsequent Event

The Board of Trustees of Opportunity Funds and Strategic Partners Mutual Funds, Inc. (Strategic Partners Funds) and shareholders of record of the Strategic Partners Mid-Cap Value Fund have approved proposals whereby the assets and liabilities of Strategic Partners Mid-Cap Value Fund, which is a series of Opportunity Funds, will be exchanged for shares of Strategic Partners Relative Value Fund, which is a series of Strategic Partners Funds. Under the proposal, shares of each class of Strategic Partners Mid-Cap Value Fund would be exchanged at net asset value for identical share classes of equivalent value of Strategic Partners Relative Value Fund on or about November 25, 2005.

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Financial Highlights

AUGUST 31, 2005	SEMIANNUAL REPORT

Strategic Partners Mid-Cap Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.88

Income (loss) from investment operations
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.75

Total from investment operations	0.73

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$13.61

Total Return(b):	5.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,168
Average net assets (000)	$21,194
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.49	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(c)
Net investment loss	(0.45	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover	23	%(d)

(a)	Commencement of investment operations.
(b)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized for periods of less than one full year.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

See Notes to Financial Statements.

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Class A
Year Ended February 28, 2005	Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003

$12.11	$7.77	$10.00

(0.07)	(0.08)	(0.05)
0.88	4.42	(2.18)

0.81	4.34	(2.23)

(0.04)	—	—

$12.88	$12.11	$7.77

6.73%	55.86%	(22.30)%

$21,976	$24,265	$21,524
$22,071	$23,072	$27,029

1.43%	1.52%	1.66	%(c)
1.18%	1.27%	1.41	%(c)
(0.53)%	(0.67)%	(0.63	)%(c)

46%	46%	62	%(d)

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.62

Income (loss) from investment operations
Net investment loss	(0.09)
Net realized and unrealized gain (loss) on investment transactions	0.75

Total from investment operations	0.66

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$13.28

Total Return(b):	5.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,660
Average net assets (000)	$56,197
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.24	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(c)
Net investment loss	(1.20	)%(c)

(a)	Commencement of investment operations.
(b)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28, 2005	Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003

$11.95	$7.72	$10.00

(0.17)	(0.15)	(0.09)
0.88	4.38	(2.19)

0.71	4.23	(2.28)

(0.04)	—	—

$12.62	$11.95	$7.72

5.98%	54.79%	(22.80)%

$57,952	$63,343	$45,523
$59,026	$55,320	$52,075

2.18%	2.27%	2.41	%(c)
1.18%	1.27%	1.41	%(c)
(1.28)%	(1.41)%	(1.37	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.62

Income (loss) from investment operations
Net investment loss	(0.09)
Net realized and unrealized gain (loss) on investment transactions	0.75

Total from investment operations	0.66

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$13.28

Total Return(b):	5.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,977
Average net assets (000)	$40,538
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.24	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(c)
Net investment loss	(1.20	)%(c)

(a)	Commencement of investment operations.
(b)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended February 28, 2005	Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003

$11.95	$7.72	$10.00

(0.17)	(0.15)	(0.09)
0.88	4.38	(2.19)

0.71	4.23	(2.28)

(0.04)	—	—

$12.62	$11.95	$7.72

5.98%	54.79%	(22.80)%

$41,813	$47,408	$37,284
$43,277	$43,796	$43,641

2.18%	2.27%	2.41	%(c)
1.18%	1.27%	1.41	%(c)
(1.29)%	(1.41)%	(1.38	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.96

Income (loss) from investment operations
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.72

Total from investment operations	0.75

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$13.71

Total Return(b):	5.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,916
Average net assets (000)	$16,746
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.24	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(c)
Net investment loss	(0.20	)%(c)

(a)	Commencement of investment operations.
(b)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Class Z
Year Ended February 28, 2005	Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003

$12.15	$7.78	$10.00

(0.04)	(0.05)	(0.03)
0.89	4.42	(2.19)

0.85	4.37	(2.22)

(0.04)	—	—

$12.96	$12.15	$7.78

7.04%	56.17%	(22.20)%

$17,887	$21,050	$18,109
$19,150	$18,955	$23,663

1.18%	1.27%	1.41	%(c)
1.18%	1.27%	1.41	%(c)
(0.29)%	(0.41)%	(0.38	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund	31

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of the Strategic Partners Mid-Cap Value Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements. In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. Peer Universes and Peer Groups are mutual funds grouped by investment style. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of Harris Associates, L.P. (“Harris”) and Mercury Advisors (“Mercury”), which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each of Harris and Mercury. The Board considered the services provided by PI, including but not limited to the oversight of Harris and Mercury as subadvisers for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each of Harris and Mercury, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Harris and Mercury, and also reviewed the qualifications, backgrounds and responsibilities of the Harris and Mercury portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, Harris’ and Mercury’s respective organizational structures, senior management, investment operations, and other relevant information. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to each of PI, Harris and Mercury.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Harris and Mercury, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by each of PI, Harris and Mercury under the management and subadvisory agreements.

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Performance of Strategic Partners Mid-Cap Value Fund

The Board received and considered information about the Fund’s historical performance, noting that, for the year ending December 31, 2004, the Fund had achieved performance that was in the fourth quartile over a one-year period. This performance information was in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund’s performance was mixed during 2003 and 2004, with the Fund outperforming during 2003, but underperforming during 2004. The Board also reviewed the separate performance records of the two “sleeves” of the Fund managed by Harris and Mercury.

While expressing the view that the Fund’s performance had been disappointing, the Board noted that it previously approved the merger of the Fund into Strategic Partners Relative Value Fund, pending shareholder approval. In light of this, the Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee of 0.900% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Strategic Partners Opportunity Fund/Strategic Partners Mid-Cap Value Fund

Approval of Advisory Agreements (continued)

The Board considered information about the profitability of Harris and Mercury, but concluded that the level of a subadviser’s profitability may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI, Harris and Mercury, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, Harris and Mercury

The Board considered potential ancillary benefits that might be received by PI, Harris and Mercury and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Harris and Mercury included their ability to use soft dollar credits, brokerage commissions received by affiliates of Harris and Mercury, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI, Harris and Mercury were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.strategicpartners.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS*	Harris Associates L.P.	Two North LaSalle Street Chicago, IL 60602
	Fund Asset Management, L.P. doing business as Mercury Advisors	800 Scudders Mill Road Plainsboro, NJ 08536

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

*	Investment Subadvisers are subject to change by the Manager as disclosed in the Fund’s prospectus.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Mid-Cap Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com approximately 60 days after the end of the fiscal quarter.

The Boards of Trustees of Opportunity Funds and Strategic Partners Mutual Funds, Inc. (Strategic Partners Funds) and shareholders of record of the Strategic Partners Mid-Cap Value Fund have approved proposals whereby the assets and liabilities of Strategic Partners Mid-Cap Value Fund, which is a series of Opportunity Funds, will be exchanged for shares of Strategic Partners Relative Value Fund, which is a series of Strategic Partners Funds. Under the proposal, shares of each class of Strategic Partners Mid-Cap Value Fund would be exchanged at net asset value for identical share classes of equivalent value of Strategic Partners Relative Value Fund on or about November 25, 2005.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Mid-Cap Value Fund
Share Class	A	B	C	Z
NASDAQ	PPCAX	PPCBX	PPCCX	PPCZX
CUSIP	86276R841	86276R833	86276R825	86276R817

MFSP505E2    IFS-A110266    Ed. 10/2005

Dryden Strategic Value Fund

Formerly known as Strategic Partners Focused Value Fund

AUGUST 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registerd trademark of The Prudential Insurance Company of America.

October 14, 2005

Dear Shareholder:

We hope you find the semiannual report for the Dryden Strategic Value Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Strategic Value Fund

Dryden Strategic Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Strategic Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/05
	Six Months	One Year	Since Inception[2]
Class A	0.87%	11.38%	16.19%
Class B	0.45	10.63	12.41
Class C	0.45	10.63	12.41
Class Z	0.95	11.69	17.51
Russell 1000 Value Index[3]	2.73	16.86	33.78
S&P 500 Index[4]	2.33	12.55	13.26
Lipper Large-Cap Value Funds Avg.[5]	2.03	13.56	18.56

Average Annual Total Returns[1] as of 9/30/05
		One Year	Since Inception[2]
Class A		4.57%	2.25%
Class B		4.81	2.57
Class C		8.81	2.77
Class Z		10.96	3.80
Russell 1000 Value Index[3]		16.69	7.01
S&P 500 Index[4]		12.25	2.99
Lipper Large-Cap Value Funds Avg.[5]		13.36	4.04

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/01.

3The Russell 1000 Value Index is an unmanaged index composed of those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

5The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/05
Altria Group, Inc., Tobacco	8.9%
American International Group, Inc., Insurance	5.5
American Express Co., Consumer Finance	4.7
Sprint Nextel Lovp, Wireless Telecommunication Services	4.1
Berkshire Hathaway, Inc. (Class B Shares), Insurance	3.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/05
Insurance	13.1%
Oil, Gas & Consumable Fuels	9.4
Tobacco	8.9
Media	8.6
Commercial Banks	8.4

Industry weightings are subject to change.

Dryden Strategic Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2005, at the beginning of the period, and held through the six-month period ended August 31, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Strategic Value Fund		Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,008.72	1.57%	$7.95
	Hypothetical	$1,000.00	$1,017.29	1.57%	$7.98

Class B	Actual	$1,000.00	$1,004.49	2.32%	$11.72
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class C	Actual	$1,000.00	$1,004.49	2.32%	$11.72
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class Z	Actual	$1,000.00	$1,009.48	1.32%	$6.69
	Hypothetical	$1,000.00	$1,018.55	1.32%	$6.72

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2006 (to reflect the six-month period).

Dryden Strategic Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS

Beverages 1.2%
29,200	Diageo PLC (ADR) (United Kingdom)	$1,685,132

Capital Markets 2.0%
59,600	Bank of New York Co., Inc. (The)	1,821,972
21,000	Morgan Stanley	1,068,270

		2,890,242

Chemicals 2.7%
32,200	Air Products & Chemicals, Inc.	1,783,880
53,700	E.I. DuPont de Nemours & Co.	2,124,909

		3,908,789

Commercial Banks 8.4%
16,600	Comerica, Inc.	1,004,134
249,089	HSBC Holdings PLC (United Kingdom)	4,018,915
66,900	Wachovia Corp.	3,319,578
61,400	Wells Fargo & Co.	3,660,668

		12,003,295

Commercial Services & Supplies 1.5%
80,000	H&R Block, Inc.	2,156,000

Communications Equipment 5.3%
90,400	Comverse Technology, Inc.(a)	2,330,512
248,300	Nokia Corp. (ADR) (Finland)	3,915,691
450,500	Nortel Networks Corp. (Canada)(a)	1,369,520

		7,615,723

Consumer Finance 6.6%
122,400	American Express Co.	6,761,376
33,600	Capital One Financial Corp.	2,763,264

		9,524,640

Containers & Packaging 2.2%
62,000	Sealed Air Corp.(a)	3,146,500

Diversified Financial Services 2.7%
114,372	JPMorgan Chase & Co.	3,876,067

See Notes to Financial Statements.

Dryden Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food & Staples Retailing 4.6%
91,500	Costco Wholesale Corp.	$3,974,760
135,700	Kroger Co. (The)(a)	2,678,718

		6,653,478

Hotels, Restaurants & Leisure 2.8%
125,600	McDonald’s Corp.	4,075,720

Household Products 2.6%
60,700	Kimberly Clark Corp.	3,782,824

Industrial Conglomerates 2.9%
151,700	Tyco International Ltd. (Bermuda)	4,221,811

Insurance 13.1%
132,100	American International Group, Inc.	7,820,320
1,555	Berkshire Hathaway, Inc. (Class B Shares)(a)	4,316,680
28,100	Loews Corp.	2,464,089
41,600	Progressive Corp. (The)	4,010,656

		18,611,745

Media 8.6%
104,127	Comcast Corp. (Class A Shares)(a)	3,201,905
125,500	Comcast Corp. (Class A Special Shares)(a)	3,787,590
247,400	News Corp. (Class B Shares)	4,228,066
34,600	Viacom, Inc. (Class B Shares)	1,176,054

		12,393,615

Oil, Gas & Consumable Fuels 9.4%
7,900	Burlington Resources, Inc.	582,941
49,900	ChevronTexaco Corp.	3,063,860
57,800	ConocoPhillips	3,811,332
49,400	Devon Energy Corp.	3,002,038
35,800	Occidental Petroleum Corp.	2,972,474

		13,432,645

Pharmaceuticals 3.1%
33,700	Novartis AG (ADR) (Switzerland)	1,642,875
64,700	Sanofi-Aventis (ADR) (France)	2,766,572

		4,409,447

Software 2.4%
124,500	Microsoft Corp.	3,411,300

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Thrifts & Mortgage Finance 2.8%
66,200	Golden West Financial Corp.	$4,037,538

Tobacco 8.9%
179,700	Altria Group, Inc.	12,704,790

Wireless Telecommunication Services 4.1%
226,975	Sprint Nextel Corp.	5,885,462

	Total long-term investments (cost $111,860,237)	140,426,763

Principal Amount (000)
SHORT-TERM INVESTMENT 0.6%

Commercial Paper
	Total Capital, 3.55%, 9/1/05
$ 796	(cost $796,000)	796,000

	Total Investments(b) 98.5% (cost $112,656,237; Note 5)	141,222,763
	Assets in excess of other liabilities 1.5%	2,160,671

	Net Assets 100%	$143,383,434

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	As of August 31, 2005, 1 security representing $4,018,915 and 2.8% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.

See Notes to Financial Statements.

Dryden Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of August 31, 2005 were as follows:

Insurance	13.1%
Oil, Gas & Consumable Fuels	9.4
Tobacco	8.9
Media	8.6
Commercial Banks	8.4
Consumer Finance	6.6
Communications Equipment	5.3
Food & Staples Retailing	4.6
Wireless Telecommunication Services	4.1
Pharmaceuticals	3.1
Industrial Conglomerates	2.9
Hotels, Restaurants & Leisure	2.8
Thrifts & Mortgage Finance	2.8
Chemicals	2.7
Diversified Financial Services	2.7
Household Products	2.6
Software	2.4
Containers & Packaging	2.2
Capital Markets	2.0
Commercial Services & Supplies	1.5
Beverages	1.2
Commercial Paper	0.6

98.5
Assets in excess of other liabilities	1.5

Total	100.0%

See Notes to Financial Statements.

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Financial Statements

AUGUST 31, 2005	SEMIANNUAL REPORT

Dryden Strategic Value Fund

Statement of Assets and Liabilities

as of August 31, 2005 (Unaudited)

Assets
Investments, at value (cost $112,656,237)	$141,222,763
Cash	2,175,979
Receivables for investments sold	1,087,147
Dividends and interest receivable	226,902
Receivable for Fund shares sold	9,121
Prepaid expenses	4,783
Foreign currency, at value (cost $36)	69

Total assets	144,726,764

Liabilities
Payable for investments purchased	575,948
Payable for Fund shares reacquired	376,014
Accrued expenses and other liabilities	133,760
Management fee payable	111,656
Distribution fee payable	103,133
Transfer Agent fee payable	39,000
Deferred trustees fees	3,819

Total liabilities	1,343,330

Net Assets	$143,383,434

Net assets were comprised of:
Shares of beneficial interest, at par	$12,676
Paid in capital, in excess of par	140,968,992

140,981,668
Accumulated net investment loss	(357,534)
Accumulated net realized loss on investments and foreign currency transactions	(25,807,259)
Net unrealized appreciation on investments and foreign currencies	28,566,559

Net assets, August 31, 2005	$143,383,434

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($25,422,445 ÷ 2,200,583 shares of beneficial interest issued and outstanding)	$11.55
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.22

Class B
Net asset value, offering price and redemption price per share ($66,359,271 ÷ 5,901,860 shares of beneficial interest issued and outstanding)	$11.24

Class C
Net asset value, offering price and redemption price per share ($46,499,462 ÷ 4,135,677 shares of beneficial interest issued and outstanding)	$11.24

Class Z
Net asset value, offering price and redemption price per share ($5,102,256 ÷ 437,604 shares of beneficial interest issued and outstanding)	$11.66

See Notes to Financial Statements.

Dryden Strategic Value Fund	13

Statement of Operations

Six Months Ended August 31, 2005 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $26,775)	$1,272,939
Interest	16,026

Total income	1,288,965

Expenses
Management fee	688,039
Distribution fee—Class A	32,778
Distribution fee—Class B	355,593
Distribution fee—Class C	248,546
Transfer agent’s fees and expenses (including affiliated expenses of $129,200)	163,000
Custodian’s fees and expenses	50,000
Reports to shareholders	45,000
Registration fees	26,000
Legal fees and expenses	13,000
Audit fee	8,000
Trustees’ fees	7,000
Miscellaneous expenses	5,683

Total expenses	1,642,639

Net investment loss	(353,674)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investments	5,512,569
Foreign currency transactions	4,987

5,517,556

Net change in unrealized appreciation (depreciation) on:
Investments	(4,765,532)
Foreign currencies	25

(4,765,507)

Net gain on investments and foreign currencies	752,049

Net Increase In Net Assets Resulting From Operations	$398,375

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(353,674)	$(348,677)
Net realized gain on investments and foreign currency transactions	5,517,556	924,603
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,765,507)	4,994,447

Net increase in net assets resulting from operations	398,375	5,570,373

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,568,362	8,315,136
Cost of shares reacquired	(24,506,343)	(43,770,211)

Net decrease in net assets resulting from Fund share transactions	(22,937,981)	(35,455,075)

Total decrease	(22,539,606)	(29,884,702)

Net Assets
Beginning of period	165,923,040	195,807,742

End of period	$143,383,434	$165,923,040

See Notes to Financial Statements.

Dryden Strategic Value Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Dryden Strategic Value Fund (the “Fund”). These financial statements relate to Strategic Partners Focused Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on March 30, 2001.

The investment objective of the Fund is long-term growth of capital. The Fund’s sub advisor uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustee’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period end, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Dryden Strategic Value Fund	17

Notes to Financial Statements

Cont’d

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI had subadvisory agreements with Davis Selected Advisers L.P. (“Davis Advisers”) and Salomon Brothers Asset Management, Inc. (“Salomon Brothers”) through September 19, 2005. The subadvisory agreements provided that each subadviser furnished investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Each of the two subadvisers managed approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) were divided between the two subadvisers as PI deemed appropriate. In addition, periodic rebalancing of the portfolio’s assets may have occured to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

Effective September 20, 2005, Quantitative Management Associates LLC (“QMA”) replaced Davis Selected Advisers, LP and Salomon Brothers Asset Management, Inc as subadvisor to the Fund.

The management fee paid to PI was computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion. Effective September 20, 2005, the management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the Fund’s average daily net assets up to and including $1 billion and .75 of 1% of such average daily net assets in excess of $1 billion.

Dryden Strategic Value Fund	19

Notes to Financial Statements

Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received approximately $4,700 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $111,500 and $800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2005.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2005.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2005, the Fund incurred approximately $43,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the statement of operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2005 aggregated $13,642,465 and $38,578,241, respectively.

Note 5. Tax Information

As of February 28, 2005, the Fund had a capital loss carryforward for tax purposes of approximately $30,327,000, of which $1,294,000 expires in 2010, $12,188,000 expires in 2011 and $16,251,000 expires in 2012 and $594,000 expires in 2013. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$113,654,182	$30,582,118	$3,013,537	$ 27,568,581

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A

Dryden Strategic Value Fund	21

Notes to Financial Statements

Cont’d

shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2005, Prudential owns 1 share of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2005:
Shares sold	63,717	$715,874
Shares reacquired	(251,001)	(2,834,850)

Net increase (decrease) in shares outstanding before conversion	(187,284)	(2,118,976)
Shares issued upon conversion from Class B	6,233	70,580

Net increase (decrease) in shares outstanding	(181,051)	$(2,048,396)

Year ended February 28, 2005:
Shares sold	306,052	$3,274,568
Shares reacquired	(1,209,738)	(12,801,680)

Net increase (decrease) in shares outstanding before conversion	(903,686)	(9,527,112)
Shares issued upon conversion from Class B	8,593	92,958

Net increase (decrease) in shares outstanding	(895,093)	$(9,434,154)

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Class B	Shares	Amount
Six months ended August 31, 2005:
Shares sold	32,264	$353,041
Shares reacquired	(1,053,950)	(11,595,436)

Net increase (decrease) in shares outstanding before conversion	(1,021,686)	(11,242,395)
Shares redeemed upon conversion into Class A	(6,389)	(70,580)

Net increase (decrease) in shares outstanding	(1,028,075)	$(11,312,975)

Year ended February 28, 2005:
Shares sold	215,605	$2,258,968
Shares reacquired	(1,435,213)	(15,093,569)

Net increase (decrease) in shares outstanding before conversion	(1,219,608)	(12,834,601)
Shares redeemed upon conversion into Class A	(8,765)	(92,958)

Net increase (decrease) in shares outstanding	(1,228,373)	$(12,927,559)

Class C
Six months ended August 31, 2005:
Shares sold	42,548	$465,438
Shares reacquired	(755,357)	(8,286,756)

Net increase (decrease) in shares outstanding	(712,809)	$(7,821,318)

Year ended February 28, 2005:
Shares sold	166,604	$1,761,184
Shares reacquired	(1,240,326)	(13,036,257)

Net increase (decrease) in shares outstanding	(1,073,722)	$(11,275,073)

Class Z
Six months ended August 31, 2005:
Shares sold	2,968	$34,009
Shares reacquired	(157,757)	(1,789,301)

Net increase (decrease) in shares outstanding	(154,789)	$(1,755,292)

Year ended February 28, 2005:
Shares sold	95,203	$1,020,416
Shares reacquired	(292,825)	2,838,705

Net increase (decrease) in shares outstanding	(167,622)	$(1,818,289)

Dryden Strategic Value Fund	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2005(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.45

Income (loss) from investment operations
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.09

Total from investment operations	0.10

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$11.55

Total Return(b):	0.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,422
Average net assets (000)	$26,008
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(c)
Net investment income (loss)	0.11	%(c)
For Class A, B, C and Z shares:
Portfolio turnover	9	%(f)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	Calculations are based on average shares outstanding during the year.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended			March 30, 2001(a) Through February 28, 2002
February 28, 2005	February 29, 2004(e)	February 28, 2003

$10.94	$7.21	$9.40	$10.00

0.05	0.02	(0.01)	0.05
0.46	3.71	(2.18)	(0.59)

0.51	3.73	(2.19)	(0.54)

—	—	—	(0.06)

$11.45	$10.94	$7.21	$9.40

4.66%	51.73%	(23.30)%	(5.44)%

$27,279	$35,845	$25,081	$39,418
$28,464	$28,203	$30,990	$44,868

1.49%	1.54%	1.52%	1.49	%(c)
1.24%	1.29%	1.27%	1.24	%(c)
0.38%	0.20%	(0.16)%	0.51	%(c)

25%	16%	51%	65	%(f)

See Notes to Financial Statements.

Dryden Strategic Value Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2005(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.19

Income (loss) from investment operations
Net investment loss	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.09

Total from investment operations	0.05

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$11.24

Total Return(b):	0.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,359
Average net assets (000)	$70,539
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.32	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(d)
Net investment income (loss)	(0.63	)%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

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Class B
Year Ended			March 30, 2001(a) Through February 28, 2002
February 28, 2005	February 29, 2004(e)	February 28, 2003

$10.77	$7.15	$9.39	$10.00

(0.04)	(0.05)	(0.09)	(0.02)
0.46	3.67	(2.15)	(0.59)

0.42	3.62	(2.24)	(0.61)

—	—	—	—	(c)

$11.19	$10.77	$7.15	$9.39

3.90%	50.63%	(23.86)%	(6.09)%

$77,548	$87,840	$69,456	$114,443
$79,294	$78,072	$90,871	$115,557

2.24%	2.29%	2.27%	2.24	%(d)
1.24%	1.29%	1.27%	1.24	%(d)
(0.37)%	(0.55)%	(0.93)%	(0.23	)%(d)

See Notes to Financial Statements.

Dryden Strategic Value Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2005(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.19

Income (loss) from investment operations
Net investment loss	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.09

Total from investment operations	0.05

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$11.24

Total Return(b):	0.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,499
Average net assets (000)	$49,304
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.32	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(d)
Net investment income (loss)	(0.63	)%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C
Year Ended			March 30, 2001(a) Through February 28, 2002
February 28, 2005	February 29, 2004(e)	February 28, 2003

$10.77	$7.15	$9.39	$10.00

(0.04)	(0.05)	(0.09)	(0.02)
0.46	3.67	(2.15)	(0.59)

0.42	3.62	(2.24)	(0.61)

—	—	—	—	(c)

$11.19	$10.77	$7.15	$9.39

3.90%	50.63%	(23.86)%	(6.09)%

$54,256	$63,764	$53,257	$82,673
$56,544	$58,147	$70,419	$84,579

2.24%	2.29%	2.27%	2.24	%(d)
1.24%	1.29%	1.27%	1.24	%(d)
(0.37)%	(0.55)%	(0.94)%	(0.23	)%(d)

See Notes to Financial Statements.

Dryden Strategic Value Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2005(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.55

Income (loss) from investment operations
Net investment income	0.02
Net realized and unrealized gain (loss) on investment transactions	0.09

Total from investment operations	0.11

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$11.66

Total Return(b):	0.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,102
Average net assets (000)	$5,800
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.32	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(c)
Net investment income	0.39	%(c)

(a)	Commencement of investment operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z
Year Ended			March 30, 2001(a) Through February 28, 2002
February 28, 2005	February 29, 2004(d)	February 28, 2003

$11.00	$7.23	$9.41	$10.00

0.08	0.04	0.01	0.07
0.47	3.73	(2.19)	(0.58)

0.55	3.77	(2.18)	(0.51)

—	—	—	(0.08)

$11.55	$11.00	$7.23	$9.41

5.00%	52.14%	(23.17)%	(5.16)%

$6,840	$8,359	$7,765	$17,106
$7,356	$7,759	$11,896	$19,590

1.24%	1.29%	1.27%	1.24	%(c)
1.24%	1.29%	1.27%	1.24	%(c)
0.63%	0.46%	0.07%	0.76	%(c)

See Notes to Financial Statements.

Dryden Strategic Value Fund	31

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of the Dryden Strategic Value Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements. In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on March 3, 2005, May 24, 2005 and June 23, 2005.

At its March 3, 2005 meeting, the Board considered and approved a recommendation by PI to submit to Fund shareholders a proposal to appoint Quantitative Management Associates LLC (“QMA”) to replace the Fund’s existing subadvisers (Davis Advisors (Davis) and Salomon Brothers Asset Management, Inc. (Salomon Brothers). Thereafter, at its May 24, 2005 and June 23, 2005 meetings, the Board met and approved the renewal of the Fund’s management agreement with PI through July 31, 2006. At the same meetings, the Board approved the renewal of the subadvisory agreements with Davis and Salomon on an interim basis until shareholder approval of the appointment of QMA as the Fund’s new subadviser.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. Peer Universes and Peer Groups are mutual funds grouped by investment style. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the new agreement with QMA and the interim agreements with Davis and Salomon, the Board, including the Independent Trustees advised by independent legal counsel, considered factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of Davis and Salomon Brothers which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each of Davis and Salomon Brothers, and the services expected to be provided by QMA. The Board considered the services provided by PI, including but not limited to the oversight of Davis, Salomon Brothers, and QMA as subadvisers for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each of Davis and Salomon Brothers, and the services anticipated to be provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund, Davis, Salomon Brothers, and QMA, and also reviewed the qualifications, backgrounds and responsibilities of the Davis and Salomon Brothers portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and background of the QMA portfolio manager expected to assume responsibility for the Fund. The Board was provided with information pertaining to PI’s, Davis’ ,Salomon Brothers’ and QMA’s respective organizational structures, senior management, investment operations, and other relevant information. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to each of PI, Davis, Salomon Brothers, and QMA.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Davis and Salomon Brothers, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by each of PI, Davis and Salomon Brothers under the management and subadvisory agreements. The Board similarly concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided by QMA.

Performance of Dryden Strategic Value Fund

The Board received and considered information about the Fund’s historical performance, noting, for periods ending December 31, 2004, that the Fund had achieved performance that was in the second quartile for the three-year period and performance that was in the third quartile over a one-year period. This performance information was in relation to the group of comparable funds in a Peer Universe. In addition, the Fund had underperformed when compared against the appropriate benchmark index, the Russell 1000 Value Index, over the same time periods. The Board also reviewed the separate performance records of the two “sleeves” of the Fund managed by Davis and Salomon Brothers.

While expressing the view that the Fund’s performance had been disappointing, the Board noted that it approved submitting to shareholders a proposal to replace Davis and Salomon Brothers with QMA and that a shareholder meeting to consider the proposal was scheduled for July 1, 2005. In light of this, the Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements, and to monitor the performance record that would be developed by QMA, if shareholders approved the proposed change in subadvisers.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee of 0.900% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to contractually reduce the management fee according to the following schedule following shareholder approval of QMA as the new subadviser for the Fund: 0.80% on Fund assets to $1 billion, and 0.75% on Fund assets over $1 billion. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board considered information about the profitability of Davis and Salomon Brothers, but concluded that the level of a subadviser’s profitability may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI, Davis and Salomon Brothers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, Davis, Salomon Brothers and QMA

The Board considered potential ancillary benefits that might be received by PI, Davis, Salomon Brothers, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA, Davis and Salomon Brothers included their ability to use soft dollar credits, brokerage commissions received by affiliates of QMA, Davis and Salomon Brothers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI, Davis, Salomon Brothers and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.jennisondryden.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Strategic Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Strategic Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

MFSP502E2    IFS-A110270    Ed. 10/2005

Item 2 –	Code of Ethics – – Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)      It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)     There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date October 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 13, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 13, 2005

*	Print the name and title of each signing officer under his or her signature.